UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C. 20549

                        Form 13F

                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 29, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:    The Capital Group Companies, Inc.
Address: 333 South Hope Street, 55th Floor
         Los Angeles, California  90071-1447

Form 13F File Number: 28-00218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Philip de Toledo
Title:  President
Phone:  213/486-9277

Signature, Place and Date of Signing:

Philip de Toledo*     Los Angeles, California      2/13/07
--------------------  ---------------------------  ----------

*By:  /s/ James P. Ryan
      ------------------------
       James P. Ryan
       Attorney-in-fact

*Signed pursuant to a Power of Attorney dated February 13, 2007 included with this filing.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number       Name

     28-00096                   Capital Guardian Trust Company
     28-00157                   Capital Research and Management Company
     28-04457                   Capital International Inc.
     28-04461                   Capital International, S.A.
     28-04459                   Capital International Limited

POWER OF ATTORNEY

The undersigned do hereby appoint James P. Ryan and Angela Mitchell, and each of them, acting singly, with full power of substitution, as the true and lawful attorney of the undersigned, to sign on behalf of the undersigned in respect of the ownership of equity securities deemed held by the undersigned, The Capital Group Companies, Inc., and to be reported pursuant to Section 13(f) of the Securities Exchange Act of 1934, as amended.

IN WITNESS WHEREOF, this Power of Attorney, has been executed as of the 13th day of February, 2007.


The Capital Group Companies, Inc.

/s/ Philip de Toledo
----------------------------
Name:	Philip de Toledo
Title:	President